Share-Based Payment Arrangements - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Rights Percentage	25.00%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	4 years
Number of share options vested in share-based payment arrangement		10,817,000
GHI Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contributed to employee through payroll deductions, description		the Company has established the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.
2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stockholders' equity note, stock split, exchange ratio		1.3032888
2021 ESPP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchased of common shares	2,900,000	2,900,000
Issuance Of Common Shares	2,900,000	2,900,000
Par value per share | $ / shares	$ 2.02	$ 2.02
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted ordinary shares awards issued but not paid			24,900,000
Restricted Share Units [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price Per Ordinary Share			10
Restricted Share Units [Member] | 2021 GHL Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion of Reverse Recapitalisation of restricted ordinary shares	131,765,000	131,765,000	64,646,000	66,457,000
Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options granted , fair value | $ / shares		$ 3.16	$ 9.88	$ 1.96
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 0.28	0.28	0.28	0.28
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $ / shares	$ 4.03	$ 4.03	$ 4.03	$ 6.07
GHI Share [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock			1.3032888	1.3032888
GHI Share [Member] | Restricted Share Units [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled and forfeited - Number of Share Options		0
Conversion of Reverse Recapitalisation of restricted ordinary shares			32,452,000
Number of RSUs granted after the date of consummation of Reverse Recapitalization		0
Granted - Weighted average exercise price per share | $ / shares			$ 10
GHI Share [Member] | Reverse Recapitalisation [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888	1.3032888	1.3032888
Number of RSUs granted after the date of consummation of Reverse Recapitalization			0
GHI Share [Member] | Restricted Stock Units (RSUs) [Member] | GHL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion Ratio Common Stock		1.3032888	1.3032888